Earnings per share (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Earnings Per Share

	For the three months ended		For the nine months ended
(Millions of Canadian dollars, except share and per share amounts)	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Basic earnings per share
Net income	$3,263	$3,109	$9,665	$9,181
Preferred share dividends	(66)	(70)	(205)	(214)
Net income attributable to non-controlling interests	–	(8)	(6)	(28)
Net income available to common shareholders	3,197	3,031	9,454	8,939
Weighted average number of common shares (in thousands)	1,434,276	1,440,477	1,435,485	1,445,136
Basic earnings per share (in dollars)	$2.23	$2.10	$6.59	$6.19
Diluted earnings per share
Net income available to common shareholders	$3,197	$3,031	$9,454	$8,939
Dilutive impact of exchangeable shares	4	4	11	11
Net income available to common shareholders including dilutive impact of exchangeable shares	3,201	3,035	9,465	8,950
Weighted average number of common shares (in thousands)	1,434,276	1,440,477	1,435,485	1,445,136
Stock options (1)	2,056	2,547	2,102	2,776
Issuable under other share-based compensation plans	743	731	740	745
Exchangeable shares (2)	3,055	3,201	3,172	3,166
Average number of diluted common shares (in thousands)	1,440,130	1,446,956	1,441,499	1,451,823
Diluted earnings per share (in dollars)	$2.22	$2.10	$6.57	$6.16

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2019, no outstanding options were excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2018, an average of 738,258 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2019, an average of 765,267 outstanding options with an average price of $102.33 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2018, an average of 630,088 outstanding options with an average exercise price of $102.33 were excluded from the calculation of diluted earnings per share.
(2)	Includes exchangeable preferred shares.